Stockholders' Deficit - Schedule of Convertible Preferred Stock (Details) - Convertible Preferred Stock [Member] $ / shares in Units, $ in Thousands	Dec. 31, 2024 USD ($) $ / shares shares
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized | shares	18,551,382
Share Issued and Outstanding | shares	17,863,934
Liquidation Preference | $	$ 64,184
Carrying Amount | $	$ 65,149
Series A [Member]
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized | shares	4,350,314
Share Issued and Outstanding | shares	4,350,314
Liquidation Preference | $	$ 5,307
Carrying Amount | $	$ 5,231
Original Issue Price | $ / shares	$ 1.22
Series B [Member]
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized | shares	5,293,175
Share Issued and Outstanding | shares	5,293,175
Liquidation Preference | $	$ 13,815
Carrying Amount | $	$ 13,701
Original Issue Price | $ / shares	$ 2.61
Series C [Member]
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized | shares	7,358,151
Share Issued and Outstanding | shares	6,670,703
Liquidation Preference | $	$ 37,623
Carrying Amount | $	$ 37,476
Original Issue Price | $ / shares	$ 5.64
Series C-1 [Member]
Schedule of Convertible Preferred Stock [Line Items]
Shares Authorized | shares	1,549,742
Share Issued and Outstanding | shares	1,549,742
Liquidation Preference | $	$ 7,439
Carrying Amount | $	$ 8,741
Original Issue Price | $ / shares	$ 4.8